Nuveen New York Select Tax-Free Income
Portfolio
Portfolio of Investments May 31, 2024
(Unaudited)
NXN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 96.9% (100.0% of Total Investments)
X 47,629,058
MUNICIPAL BONDS - 96.9%  (100.0% of Total Investments) X 47,629,058
Consumer Staples - 4.4% (4.5% of Total Investments)
$ 435 Erie County Tobacco Asset Securitization Corporation, New York, Tobacco
Settlement Asset-Backed Bonds, Series 2005A, 5.000%, 6/01/38
7/24 at 100.00 $ 414,368
195 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 198,742
1,530 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.750%, 6/01/43
No Opt. Call 1,522,998
Total Consumer Staples 2,136,108
Education and Civic Organizations - 10.7% (11.1% of Total Investments)
260 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Enterprise Charter School Project, Series 2011A,
7.500%, 12/01/40
7/24 at 100.00 228,137
Build New York City Resource Corporation, New York, Revenue Bonds,
Classical Charter Schools Series 2023A:
30 4.500%, 6/15/43 6/31 at 100.00 28,665
35 4.750%, 6/15/58 6/31 at 100.00 32,706
Build New York City Resource Corporation, New York, Revenue Bonds,
KIPP New York City Public School Facilities, Canal West Project, Series
2022:
35 5.250%, 7/01/52 7/32 at 100.00 35,794
100 5.250%, 7/01/62 7/32 at 100.00 101,703
100 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Family Life
Academy Charter School, Series 2020C-1, 5.000%, 6/01/40
12/30 at 100.00 93,614
115 (c) Build NYC Resource Corporation, New York, Revenue Bonds, Richmond
Preparatory Charter School Project, Social Impact Project Series 2021A,
5.000%, 6/01/56
6/29 at 100.00 103,838
140 (c) Dormitory Authority of the State of New York, General Revenue Bonds,
American Musical and Dramatic Academy Inc., Series 2023A, 7.250%,
7/01/53
7/33 at 100.00 145,067
Dormitory Authority of the State of New York, General Revenue Bonds,
Yeshiva University, Series 2022A:
165 5.000%, 7/15/42 7/32 at 100.00 166,021
130 5.000%, 7/15/50 7/32 at 100.00 127,392
1,000 Dormitory Authority of the State of New York, Housing Revenue Bonds,
Fashion Institute of Technology, Series 2007, 5.250%, 7/01/34 - FGIC
Insured
No Opt. Call 1,015,920
605 Dormitory Authority of the State of New York, Revenue Bonds, Icahn
School of Medicine at Mount Sinai, Refunding Series 2015A, 5.000%,
7/01/40
7/25 at 100.00 606,440
365 Dormitory Authority of the State of New York, Revenue Bonds, New
School University, Series 2016A, 5.000%, 7/01/41
1/27 at 100.00 369,621
290 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2015A, 5.000%, 7/01/35
7/25 at 100.00 294,106
1,185 Dormitory Authority of the State of New York, Revenue Bonds, New York
University, Series 2016A, 5.000%, 7/01/35
7/26 at 100.00 1,219,825
250 (c) Dormitory Authority of the State of New York, Revenue Bonds, Vaughn
College of Aeronautics & Technology, Series 2016A, 5.500%, 12/01/36
12/26 at 100.00 232,674
215 Glen Cove Local Economic Assistance Corporation, New York, Revenue
Bonds, Garvies Point Public Improvement Project, Capital Appreciation
Series 2016C, 5.625%, 1/01/55
1/34 at 100.00 190,640
110 Hempstead Town Local Development Corporation, New York, Revenue
Bonds, Adelphi University Project, Series 2013, 5.000%, 9/01/38
7/24 at 100.00 110,047
180 New York City Industrial Development Agency, New York, PILOT Payment
in Lieu of Taxes Revenue Bonds, Yankee Stadium Project, Series 2020A,
4.000%, 3/01/45 - AGM Insured
9/30 at 100.00 170,589
Total Education and Civic Organizations 5,272,799

Nuveen New York Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NXN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Financials - 1.0% (1.1% of Total Investments)
$ 450 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call $ 511,202
Total Financials 511,202
Health Care - 12.3% (12.7% of Total Investments)
Dormitory Authority of the State of New York, General Revenue Bonds,
Northwell Health Obligated Group, Series 2022A:
890 4.000%, 5/01/45 5/32 at 100.00 829,118
760 4.250%, 5/01/52 5/32 at 100.00 715,532
1,100 Dormitory Authority of the State of New York, Revenue Bonds, Montefiore
Obligated Group, Series 2018A, 5.000%, 8/01/34
8/28 at 100.00 1,115,199
1,000 Dormitory Authority of the State of New York, Revenue Bonds, NYU
Langone Hospitals Obligated Group, Series 2020A, 4.000%, 7/01/50
7/30 at 100.00 957,529
300 (c) Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2015, 5.000%,
12/01/40
6/25 at 100.00 281,857
Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017:
65 (c) 5.000%, 12/01/24 No Opt. Call 64,797
200 (c) 5.000%, 12/01/32 6/27 at 100.00 186,015
100 (c) 5.000%, 12/01/35 6/27 at 100.00 89,935
500 Dutchess County Local Development Corporation, New York, Revenue
Bonds, Health Quest Systems, Inc. Project, Series 2016B, 4.000%, 7/01/41
7/26 at 100.00 448,920
195 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester General Hospital Project, Series 2017, 5.000%, 12/01/46
12/26 at 100.00 195,338
420 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2020A, 4.000%,
12/01/46
12/30 at 100.00 366,477
835 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Refunding
Series 2016, 5.000%, 11/01/46
11/25 at 100.00 787,175
25 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 6.250%, 11/01/52
11/33 at 100.00 27,847
Total Health Care 6,065,739
Industrials - 1.8% (1.8% of Total Investments)
865 (c) New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44
11/24 at 100.00 866,558
10 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 7 World Trade Center Project, Refunding Green Series 2022A-CL2,
3.500%, 9/15/52
3/30 at 100.00 7,842
Total Industrials 874,400
Long-Term Care - 0.2% (0.2% of Total Investments)
80 Dormitory Authority of the State of New York, Non-State Supported Debt,
Ozanam Hall of Queens Nursing Home Revenue Bonds, Series 2006,
5.000%, 11/01/31
7/24 at 100.00 75,847
25 Monroe County Industrial Development Corporation, New York, Revenue
Bonds, Saint Ann's Community Project, Series 2019, 5.000%, 1/01/40
1/26 at 103.00 21,557
Total Long-Term Care 97,404
Materials - 0.3% (0.3% of Total Investments)
160 (c) Build New York City Resource Corporation, New York, Solid Waste
Disposal Revenue Bonds, Pratt Paper NY, Inc. Project, Series 2014, 5.000%,
1/01/35, (AMT)
1/25 at 100.00 160,763
Total Materials 160,763

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 8.2% (8.4% of Total Investments)
$ 1,000 Nassau County, New York, General Obligation Bonds, General
Improvement Bonds Series 2019B, 5.000%, 4/01/44 - AGM Insured
4/30 at 100.00 $ 1,063,666
1,000 Nassau County, New York, General Obligation Bonds, General
Improvement Series 2021A, 4.000%, 4/01/51 - AGM Insured
4/31 at 100.00 948,675
1,080 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 1,096,901
835 New York City, New York, General Obligation Bonds, Fiscal 2020
SeriesD-1, 4.000%, 3/01/50
3/30 at 100.00 792,438
117 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1,
4.000%, 7/01/41
7/31 at 103.00 108,754
Total Tax Obligation/General 4,010,434
Tax Obligation/Limited - 25.6% (26.5% of Total Investments)
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2015A, 5.000%, 3/15/31
3/25 at 100.00 1,007,443
1,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Bidding Group 1 Through 5, Series
2020A, 4.000%, 3/15/44
9/30 at 100.00 963,429
2,975 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2017A Group C, 5.000%, 3/15/41
3/27 at 100.00 3,064,401
1,000 Dormitory Authority of the State of New York, State Sales Tax Revenue
Bonds, Series 2018A, 5.000%, 3/15/40
3/28 at 100.00 1,042,637
1,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/25
No Opt. Call 1,011,062
250 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Green Fiscal 2022 Series A, 4.000%, 2/15/36
2/32 at 100.00 258,088
800 Hudson Yards Infrastructure Corporation, New York, Revenue Bonds,
Second Indenture Fiscal 2017 Series A, 5.000%, 2/15/45
2/27 at 100.00 817,341
1,000 New York City Transitional Finance Authority, New York, Building Aid
Revenue Bonds, Fiscal Series 2015S-2, 5.000%, 7/15/40
7/25 at 100.00 1,008,108
1,120 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose Group 1, Series 2019A, 4.000%,
3/15/48
9/28 at 100.00 1,058,435
1,275 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1, 5.000%, 7/01/58
7/28 at 100.00 1,275,414
65 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2021B-1, 4.000%, 5/15/56
5/31 at 100.00 60,554
315 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Bonds, Senior Lien Series 2022 A, 4.000%, 5/15/51
5/32 at 100.00 297,261
685 Triborough Bridge and Tunnel Authority, New York, Payroll Mobility Tax
Senior Lien Bonds, Series 2022C, 5.250%, 5/15/52
5/32 at 100.00 735,763
Total Tax Obligation/Limited 12,599,936
Transportation - 24.5% (25.3% of Total Investments)
900 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2014D-1, 5.000%, 11/15/39
11/24 at 100.00 904,781
620 Metropolitan Transportation Authority, New York, Transportation Revenue
Bonds, Series 2016C-1, 5.250%, 11/15/56
11/26 at 100.00 631,150
New York Transportation Development Corporation, New York, Facility
Revenue Bonds, Thruway Service Areas Project, Series 2021:
365 4.000%, 10/31/41, (AMT) 10/31 at 100.00 320,214
85 4.000%, 10/31/46, (AMT) 10/31 at 100.00 71,340
535 4.000%, 4/30/53, (AMT) 10/31 at 100.00 431,055
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A:
100 5.000%, 7/01/46, (AMT) 7/24 at 100.00 99,531
1,110 5.250%, 1/01/50, (AMT) 7/24 at 100.00 1,105,302
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016:
125 5.000%, 8/01/26, (AMT) 6/24 at 100.00 125,040
830 5.000%, 8/01/31, (AMT) 6/24 at 100.00 830,085

Nuveen New York Select Tax-Free Income Portfolio
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NXN
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 30 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.375%, 8/01/36, (AMT)
8/30 at 100.00 $ 31,684
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023:
105 6.000%, 6/30/54, (AMT) 6/31 at 100.00 115,178
465 5.375%, 6/30/60, (AMT) 6/31 at 100.00 482,254
85 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020A, 5.000%, 12/01/37, (AMT)
12/30 at 100.00 88,658
130 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2020C, 5.000%, 12/01/35
12/30 at 100.00 139,369
265 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/35, (AMT)
12/32 at 100.00 280,407
New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018:
700 5.000%, 1/01/28, (AMT) No Opt. Call 727,334
300 5.000%, 1/01/31, (AMT) 1/28 at 100.00 309,495
300 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 341,077
1,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
One Hundred Ninety-Fourth Series 2015, 5.250%, 10/15/55
10/25 at 100.00 1,013,501
1,500 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Fifth Series 2017, 5.000%, 11/15/47
11/27 at 100.00 1,546,628
1,475 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020, 4.000%, 7/15/55, (AMT)
7/30 at 100.00 1,317,950
1,095 Triborough Bridge and Tunnel Authority, New York, General Purpose
Revenue Bonds, Refunding Subordinate Lien Series 2017A2, 5.000%,
11/15/42
5/27 at 100.00 1,120,696
Total Transportation 12,032,729
U.S. Guaranteed - 0.1% (0.1% of Total Investments) (d)
Dormitory Authority of the State of New York, Lease Revenue Bonds, State
University Dormitory Facilities, Series 2015A:
20 5.000%, 7/01/31, (Pre-refunded 7/01/25) 7/25 at 100.00 20,348
25 5.000%, 7/01/33, (Pre-refunded 7/01/25) 7/25 at 100.00 25,435
Total U.S. Guaranteed 45,783
Utilities - 7.8% (8.0% of Total Investments)
200 Buffalo Municipal Water Finance Authority, New York, Water System
Revenue Bonds, Refunding Series 2015A, 5.000%, 7/01/29
7/25 at 100.00 202,275
140 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Green Series 2023E, 5.000%, 9/01/53
9/33 at 100.00 150,239
50 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A, 5.000%, 9/01/44
9/24 at 100.00 50,075
180 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2016B, 5.000%, 9/01/46
9/26 at 100.00 182,876
1,500 New York State Power Authority, General Revenue Bonds, Series 2020A,
4.000%, 11/15/60
5/30 at 100.00 1,386,251
265 New York State Power Authority, Green Transmission Project Revenue
Bonds, Green Series 2023A, 5.000%, 11/15/53 - AGM Insured
11/33 at 100.00 284,977
150 (c) Niagara Area Development Corporation, New York, Solid Waste Disposal
Facility Revenue Refunding Bonds, Covanta Energy Project, Series 2018A,
4.750%, 11/01/42, (AMT)
7/24 at 100.00 136,909
405 (c) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A, 5.000%, 7/01/47
7/30 at 100.00 409,206

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 1,000 Utility Debt Securitization Authority, New York, Restructuring Bonds,
Refunding Series 2015, 5.000%, 12/15/33
12/25 at 100.00 $ 1,018,953
Total Utilities 3,821,761
Total Municipal Bonds
(cost $47,835,390) 47,629,058
Total Long-Term Investments
(cost $47,835,390) 47,629,058
Other Assets & Liabilities, Net - 3.1% 1,548,746
Net Assets Applicable to Common Shares - 100% $ 49,177,804
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 47,629,058 $ – $ 47,629,058
Total
$ – $ 47,629,058 $ – $ 47,629,058
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $2,771,234 or 5.8% of Total Investments.
(d) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
AMT Alternative Minimum Tax